Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	MEDL Mobile Holdings, Inc.
Entity Central Index Key	0001487941
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash	$ 944,034	$ 1,075,307
Accounts receivable, less allowance for doubtful accounts of $91,054 and $108,000 respectfully	444,006	479,176
Prepaid expenses	64,084	9,800
Total current assets	1,452,124	1,564,283
Fixed assets, net of depreciation:	112,424	63,997
Other assets:
Security deposits	21,147	19,857
Intangible asset - customer base, net of amortization	123,000
Total other assets:	144,147	19,857
Total assets:	1,708,695	1,648,137
Current liabilities:
Accounts payable and accrued expenses	509,544	219,569
Accrued compensation expenses	198,566	63,360
Deferred Revenue	116,184
Total current liabilities:	824,294	282,929
Long term liabilities:
Deferred lease	39,501	10,249
Derivative liability	53,612
Total long-term liabilities:	93,113	10,249
Total liabilities:	917,407	293,178
Stockholders' equity
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued and outstanding.
Common stock, $0.001 par value, 500,000,000 shares authorized; 43,532,309 issued and outstanding at September 30, 2012 and 40,025,000 issued and outstanding at December 31, 2011	43,533	40,025
Additional paid-in capital	4,528,577	3,122,520
Accumulated deficit	(3,780,822)	(1,807,586)
Total stockholders' equity	791,288	1,354,959
Total liabilities and stockholders' equity	$ 1,708,695	$ 1,648,137

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 91,054	$ 108,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, issued	43,532,309	40,025,000
Common stock, outstanding	43,532,309	40,025,000

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Revenues	$ 1,118,232	$ 705,028	$ 2,712,892	$ 1,656,751
Cost of goods sold	912,076	369,673	1,651,949	780,434
Gross profit	206,156	335,355	1,060,943	876,317
Expenses:
Selling, general and administrative	1,000,144	611,322	3,482,154	1,357,511
Total expenses	1,000,144	611,322	3,482,154	1,357,511
Net loss before other income (expense)	(793,988)	(275,967)	(2,421,211)	(481,194)
Other income (expense):
Decrease in fair value of warrants	93,948		447,976
Interest expense				(2,712)
Total other income (expense)	93,948		447,976	(2,712)
Net loss	$ (700,040)	$ (275,967)	$ (1,973,235)	$ (483,906)
NET LOSS PER COMMON SHARE
Basic and Diluted	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.03)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic and Diluted	43,520,923	40,000,000	42,455,871	19,222,934

Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net loss	$ (1,973,235)	$ (483,906)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization	50,097	8,671
Stock based compensation on options granted	161,807	66,870
Change in fair value of derivative liability	(447,976)
Common stock issued for services	39,800
Decrease in allowance for doubtful accounts	(16,946)
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	52,116	(346,659)
(Increase) in prepaid expenses	22,985	(6,750)
(Increase) in security deposits	(1,290)	(12,600)
Increase in Deferred lease	29,252
Increase in Deferred revenue	116,184
Increase in accounts payable and accrued expenses	425,181	92,770
Net cash (used in) operating activities	(1,542,025)	(681,604)
Cash flows from investing activities:
Purchase of office equipment	(77,524)	(61,301)
Net cash (used in) investing activities	(77,524)	(61,301)
Cash flows from financing activities:
Proceeds from exercise of stock options	3,276
Repayment of shareholder loans		(40,534)
Proceeds from convertible bridge notes		300,000
Proceeds from issuance of common stock	1,485,000	2,200,000
Net cash provided by financing activities	1,488,276	2,459,466
Net (decrease) increase in cash	(131,273)	1,716,561
Cash at beginning of period	1,075,307	40,682
Cash at end of period	944,034	1,757,243
Cash paid during year for interest
Interest
Income taxes	800	800
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stack for payment of bridge notes		300,000
Value of shares issued for Acquisition	221,272
Acquisition of a software company-intangible asset- customer base	(144,000)
Prepaid consulting fees related to Acqusition	(77,272)
Derivative Liability	$ 53,612

Organization And Basis Of Presentation	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization And Basis Of Presentation

NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

The unaudited financial statements included herein have been prepared, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).  The financial statements and notes are presented as permitted on Form 10-Q and do not contain information included in the Company’s annual statements and notes.  Certain information and footnote disclosure normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.  It is suggested that these financial statements be read in conjunction with the audited financial statements and accompanying notes thereto for the year ended December 31, 2011 included in the Company’s Annual Report on Form 10-K filed with the SEC on March 30, 2012.  While management believes the procedures followed in preparing these financial statements are reasonable, the accuracy of the amounts are in some respects dependent upon the facts that will exist, and procedures that will be accomplished by the Company later in the year.

These unaudited financial statements reflect all adjustments, including normal recurring adjustments which, in the opinion of management, are necessary to present fairly the operations and cash flows for the periods presented.

MEDL Mobile Holdings, Inc. (the “Registrant”) is a developer, incubator, marketer and aggregator of mobile application software, or “Apps”.

The Registrant, formerly known as Resume in Minutes, Inc. was incorporated in Nevada on May 22, 2008.  On June 24, 2011, the Registrant completed a share exchange with MEDL Mobile, Inc. (“MEDL” and together with the Registrant, “we,” “our,” “us,” or the “Company”), a California corporation, and the shareholders of MEDL (the “MEDL Shareholders”) according to which the MEDL Shareholders transferred all of the issued and outstanding capital stock of MEDL to the Registrant in exchange for the issuance to the MEDL Shareholders of an aggregate of 20,000,000 shares of common stock of the Registrant.  As a result of the share exchange, MEDL became a wholly owned subsidiary of the Registrant and the business of MEDL became the sole line of business of the Registrant.

The share exchange was accounted for as a reverse-merger and recapitalization. MEDL is the acquirer for financial reporting purposes and MEDL Mobile Holdings, Inc. is the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the share exchange are those of MEDL and recorded at the historical cost basis of MEDL, and the consolidated financial statements after completion of the share exchange include the assets and liabilities of the Registrant and MEDL, historical operations of MEDL and operations of Registrant from the closing date of the share exchange.

On February 28, 2012, the Registrant acquired Inedible Software, LLC (“Inedible”), a developer of mobile apps and related mobile app technologies whose principal asset was a customer list. While the acquisition of Inedible was structured as a purchase of an entity, the Registrant did not acquire any ongoing business operations and the purpose of the transaction was to acquire Inedible’s customer list as a conduit to Apple for future potential. As a result, Inedible became a wholly owned subsidiary of the Registrant. The results of operations of Inedible are included on a going forward basis from the date of acquisition although Inedible is no longer actively engaged in any business activities.

Summary Of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of all of the entities that make up the Company.  All significant inter-company balances and transactions have been eliminated.

Reclassification

The Company has made certain reclassifications to conform to prior periods’ data to the current presentation.  These reclassifications had no effect on reported assets, liabilities or results of operations.

Basis of Accounting

The accompanying unaudited interim financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the United States Securities and Exchange Commission for interim financial information. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, stockholders’ equity or cash flows. It is management's opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation.

The results of operations for the three and nine months ended September 30, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012. The accompanying statements should be read in conjunction with the more detailed financial statements, and the related footnotes thereto, included in the Company’s Annual Report on Form 10-K filed with the SEC on March 30, 2012.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  On an on-going basis, the Company evaluates its estimates, including, but not limited to, those related to investment tax credits, bad debts, income taxes and contingencies. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents.  The Company maintains cash and cash equivalent balances at one financial institution that is insured by the Federal Deposit Insurance Corporation.  Any amounts of cash in financial institutions over FDIC insured limits, exposes the Company to cash concentration risk.

Revenue Recognition

The Company’s main source of revenue is from the development of custom applications or “Apps” for customers. The Company uses a hybrid method for recognizing revenue that includes elements from both ASC 985-605, Software Revenue Recognition and ASC 605-35, Construction-Type and Production-Type Contracts.

The Company recognizes revenues in accordance with ASC 985-605 when persuasive evidence of an agreement exists, delivery of the software has occurred, the fee is fixed or determinable, and collectability is probable. Nonrecurring revenues related to perpetual license sale with multiple elements are recognized in accordance with the guidance on software revenue recognition.

When the arrangement with a customer includes significant production, modification, or customization of the software, the Company recognizes the related revenue using the percentage-of-completion method in accordance with the accounting guidance and certain production-type contracts contained in ASC 605-35.  The Company uses the percentage of completion method provided all of the following conditions exist:

•	the contract includes provisions that clearly specify the enforceable rights regarding goods or services to be provided and received by the parties, the consideration to be exchanged and the manner and terms of settlement;

•	the customer can be expected to satisfy its obligations under the contract;

•	the Company can be expected to perform its contractual obligations; and

•	reliable estimates of progress towards completion can be made.

The Company measures completion based on achieving milestones detailed in the agreements with the customers. Costs of providing services, including services accounted for in accordance with ASC 605-35, are expensed as incurred.

The following is an example of how revenue is recognized involving an arrangement with a customer that includes significant production, modification, or customization of the software: a typical project will require between 50-100 working days from beginning to end.  On average 25-50 cumulative working days are expended prior to the start of development and this work typically includes, design, storyboards, and architecture. Prior to developing the App, hard costs are incurred as a number of variables are taken into account for preparation.  Those often include the following:

•	understanding the client's business situation and environment, including their competitive landscape;

•	researching and establishing the goals of the App;

•	understanding and researching the target and potential App use cases;

•	developing a monetization strategy;

•	determining functionality and articulating the functionality through a storyboard and functional specification document; and

•	determining the resources and timeline needed to complete the final work product.

Therefore, since significant work has been undertaken by the Company, the Company typically receives a non-refundable payment of up to fifty percent (50%) of the proposed project contract at the time that the contract is signed or soon thereafter. The revenue is recognized at this point in time. Another twenty five percent (25%) of the contract is typically billable per stated terms of the contract and revenue is recognized at that time, typically upon release of beta version of the App. Upon completion of the App to the client typically the remaining twenty five percent (25%) is billed to the client and recognized as revenue to the Company.

The Company also generates revenue from the sale of Apps through the Apple store and other App marketplaces. This revenue is recognized in the period the App is sold to the end user on an accrual basis.

Accounts Receivable

Accounts receivable are stated at the amounts management expects to collect from outstanding balances.  Management provides for probable uncollectible amounts through a charge to earnings and a credit to a valuation allowance based on its assessment of the current status of individual accounts.  Balances outstanding after management has used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to trade accounts receivable.  Management has determined that the allowance for doubtful accounts at September 30, 2012 and December 31, 2011 is $91,054 and $108,000, respectively.

Accounts receivable will generally be due within 30 to 90 days and collateral is not required.

Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company follows ASC 740 rules governing uncertain tax positions, which provides guidance for recognition and measurement. This prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognization, classification and disclosure of these uncertain tax positions.

Uncertainty in Income Taxes

Under ASC 740-10-25 recognition and measurement of uncertain income tax positions is required using a “more-likely-than-not" approach.  Management evaluates its tax positions on an annual basis and has determined that as of September 30, 2012 no additional accrual for income taxes is necessary.

Research and Development

The Company incurs costs on activities that relate to research and development of new technology and products.  Research and development costs are expensed as incurred.

Property and equipment

Property and equipment are stated at cost.  Expenditures that materially increase the life of the assets are capitalized.  Ordinary maintenance and repairs are charged to expense as incurred.  When assets are sold or otherwise disposed of, the cost and the related accumulated depreciation and amortization are removed from the accounts and any realized gain or loss is recognized at that time.

Depreciation is computed primarily on the straight line method for financial statement purposes over the following estimated useful lives:

Computer equipment	3-5 years

Furniture and fixtures	3-5 years

Intangible Assets

Intangible assets are stated at cost. Expenditures of costs incurred to renew or extend the term of a recognized intangible asset and materially extend the useful life are capitalized. When assets are sold or otherwise written off due to asset impairment, the cost and the related accumulated amortization are removed from the accounts and any realized gain or loss is recognized at that time.

Amortization is computed primarily on the straight line method for financial statement purposes over the estimated useful life. Estimated useful lives will vary based on the nature of the intangible asset.

Fair Value of Financial Instruments

The Company adopted ASC 820, Fair Value Measurements and Disclosures, for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing US GAAP that requires the use of fair value measurements which establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities

Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The carrying amounts reported in the balance sheet for cash, accounts payable, and accrued liabilities approximate their estimated fair market value based on the short-term maturity of this instrument.

In addition, FASB ASC 825-10-25, Fair Value Option was effective for January 1, 2008. ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.

The following table presents a reconciliation of the derivative liability measured at fair value on a recurring basis using significant unobservable input (Level 3) from January 1, 2012 to September 30, 2012:

Conversion feature derivative liability
Balance January 1, 2012	$—
Recognition of derivative liability	501,588
Balance March 31, 2012	501,588
Change in fair value	(447,976)
Balance September 30, 2012	$53,612

Earnings (Loss) Per Share of Common Stock

Basic net earnings (loss) per common share is computed using the weighted average number of common shares outstanding. Diluted earnings per share ("EPS") include additional dilution from common stock equivalents, such as stock issuable pursuant to the exercise of stock options and warrants. Common stock equivalents were not included in the computation of diluted earnings per share on the consolidated statement of operations for the three and nine month periods ended September 30, 2012 due to the fact that the Company reported a net loss and to do so would be anti-dilutive for that period presented.

The following is a reconciliation of the computation for basic and diluted EPS:

(Loss) Per Share of Common Stock

	For the three months ended September 30, 2012	For the three months ended September 30, 2011	For the nine months ended September 30, 2012	For the nine months ended September 30, 2011
Net loss	$(700,040)	$(275,967)	$(1,973,235)	$(483,906)
Weighted-average common shares
Outstanding (Basic)	43,520,923	40,000,000	42,455,871	19,222,934

Weighted-average common stock
Equivalents
Stock options	—	—	—	2,644,172

Weighted-average commons shares
Outstanding (Diluted)	43,520,923	40,000,000	42,455,871	21,867,106

NET (LOSS) PER COMMON SHARE
Basic and Diluted	$(0.02)	$(0.01)	$(0.05)	$(0.02)

Diluted net loss per share reflects the potential dilution that could occur if the securities or other contracts to issue common stock were exercised or converted into common stock.

Goodwill and Other Intangible Assets

In accordance with ASC 350-30-65 (formerly SFAS 142, Goodwill and Other Intangible Assets ), the Company assesses the impairment of identifiable intangibles whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Intangible assets were comprised of website assets. Factors the Company considers to be important which could trigger an impairment review include the following:

1.	Significant underperformance relative to expected historical or projected future operating results;

2.	Significant changes in the manner of use of the acquired assets or the strategy for the overall business; and

3.	Significant negative industry or economic trends.

When the Company determines that the carrying value of intangibles may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows. The Company did not consider it necessary to record any impairment charges during the period ended September 30, 2012.

Stock Based Compensation

The Company applies ASC 718-10 and ASC 505-50 (formerly SFAS 123R) in accounting for stock options issued to employees. The amount of compensation cost for share-based payments is measured based upon the fair value on the grant date of the equity instruments issued.  For stock options issued to non-employees, the Company applies the same standard.

Recent Accounting Pronouncements

Accounting standards that have been issued or proposed by the FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.

Property And Equipment	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property And Equipment

NOTE 3 – PROPERTY AND EQUIPMENT

Fixed assets as of September 30, 2012 (unaudited) and December 31, 2011 were as follows:

PROPERTY AND EQUIPMENT

	Estimated Useful Lives (Years)	September 30, 2012	December 31, 2011
Computer Equipment	3-5	$119,339	$72,124
Furniture and fixtures	3-5	15,144	8,453
Leasehold Improvements	3-5	23,618	—
		158,101	80,577

Less: accumulated depreciation		(45,677)	(16,580)
Fixed assets, net		$112,424	$63,997

There was $29,097 and $8,671 charged to operations for depreciation expense for the six months ended September 30, 2012 and September 30, 2011, respectively.

Intangible Assets	9 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 4 – INTANGIBLE ASSETS

Intangible assets as of September 30, 2012 (unaudited) and December 31, 2011 were as follows:

	Estimated Useful Life (Years)	September 30, 2012	December 31, 2011
Intangible asset - customer base	4	$144,000	$—

Less: accumulated amortization		(21,000)	—
Intangible asset - customer base, net of amortization		$123,000	$—

There was $21,000 and $0 charged to operations for amortization expense for the nine months ended September 30, 2012 and September 30, 2011, respectively.

Provision For Income Taxes	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Provision For Income Taxes

NOTE 5 - PROVISION FOR INCOME TAXES

The provision (benefit) for income taxes for the nine months ended September 30, 2012 differs from the amount which would be expected as a result of applying the statutory tax rates to the income (losses) before income taxes due primarily to changes in the valuation allowance to fully reserve net deferred tax assets and also due to the fact that MEDL was taxed as a S Corporation from January 1, 2011 to June 23, 2011, resulting in no tax benefit or deferred tax asset during this period.  Accordingly, all of the losses of MEDL flow through to the shareholders of the S Corporation and the Company has no deferred tax assets or loss carryforwards from this period.

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income.  As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

As of September 30, 2012
Deferred tax assets:
Net Operating Loss	$(1,973,235)
tax rate	34%
Deferred Tax assets(liabilites) 2012	$615,886
Deferred Tax assets(liabilites) 2011	$367,420
Total Deferred tax assets	$983,306
Less Valuation allowance	$(983,306)
Net Deferred tax assets	$—

Reconciliation of the differences between the statutory tax rate and the effective tax rate is:

As of September 30, 2012
Federal statutory tax rate	34%
Effective Tax Rate	34%
Valuation Allowance	-34%
Net Effective Tax Rate	0%

As of September 30, 2012, the Company has a net operating loss carry forward of $2,892,075 expiring through 2032. The Company has provided a valuation allowance against the full amount of the deferred tax asset due to management’s uncertainty about its realization. Furthermore, the net operating loss carry forward may be subject to further limitation pursuant to Section 382 of the Internal Revenue Code.

Related Party Transactions	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 6 - RELATED PARTY TRANSACTIONS

The Company has entered into a sub-lease with a company in which the Company’s CEO and his family are shareholders.  The sublease is for approximately 4,500 square feet.  The term of the sub-lease is from January 1, 2011 and ends at November 30, 2015. (See also Note 7)

Commitments And Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Lease

The Company is party to three non-cancelable lease agreements for office space through 2015. The first agreement is for approximately 4,500 square feet of space located at 18475 Bandilier Circle, unit A, Fountain Valley, CA.  The term of the sub-lease is from January 1, 2011 and ends at November 30, 2015.  The second lease is for approximately 4,786 square feet and is located at 18350 Mt. Langley Street, Fountain Valley, CA.  The term of this lease is from September 1, 2011 and ends at February 28, 2013.  The third agreement is for approximately 6,034 square feet of space located at 18475 Bandilier Circle, unit B, Fountain Valley, CA.  The term of the sub-lease is from May 1, 2012 and ends at November 30, 2015.

At September 30, 2012, aggregate future minimum payments under these leases, is as follows:

Total
2012	$177,361
2013	152,368
2014	155,994
2015	33,379
$519,102

Litigation

The Company is not presently involved in any litigation.

Stockholders' Equity (Deficit)	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Stockholders' Equity (Deficit)

NOTE 8 – STOCKHOLDERS’ EQUITY

Preferred Stock

The authorized preferred stock of the Company consists of 10,000,000 shares of preferred stock at a par value of $0.001.  As of September 30, 2012, the Company had no outstanding shares of preferred stock.

Common Stock

The authorized common stock of the Company consists of 500,000,000 shares of common stock with a par value of $0.001.

On April 20, 2011, MEDL sold an aggregate of $300,000 secured 5% bridge notes to certain accredited investors in a private placement transaction.  The bridge notes were to mature upon the earlier to occur of a private placement of at least $2,200,000 and simultaneous reverse merger or on October 20, 2011.  The principal amount of the bridge notes automatically exchanged into shares of common stock of the Company in the Private Placement (as defined below) at a price per share of $0.25.

On June 3, 2011, the board of directors of the Registrant authorized a 37.39716 for one forward split of its outstanding common stock in the form of a dividend, whereby an additional 36.39716 shares of common stock, par value $0.001 per share, were issued for each one share of common stock held by each shareholder of record on June 23, 2011.

On June 24, 2011, the Company completed a share exchange (the “Share Exchange”) with MEDL, a California corporation, and the shareholders of MEDL (the “MEDL Shareholders”) according to which the MEDL Shareholders transferred all of the issued and outstanding capital stock of MEDL to the Company in exchange for the issuance to the MEDL Shareholders of an aggregate of 20,000,000 shares of common stock of the Company.  The Share Exchange caused MEDL to become a wholly-owned subsidiary of the Company.

In connection with the closing of the share exchange, the Company sold 10,000,000 shares of common stock at a purchase price of $0.25 per share in a private placement to accredited investors, resulting in aggregate gross proceeds of $2,500,000 (including the exchange of bridge notes in the aggregate principal amount of $300,000) (the “Private Placement”).  Accrued interest of $2,712 in respect of the bridge notes was not paid at the closing and is included in accounts and accrued expenses payable at September 30, 2012 and December 31, 2011, respectively.

Two business days following the closing of the Share Exchange and the Private Placement, under an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Conveyance Agreement”), the Company transferred all of its pre-Exchange assets and liabilities to its newly formed wholly-owned subsidiary, Resume in Minutes Holdings, Inc. (“SplitCo”). Thereafter, pursuant to a stock purchase agreement (the “Stock Purchase Agreement”), the Company transferred all of the outstanding capital stock of SplitCo to certain of its former shareholders in exchange for the cancellation of 94,824,263 shares of its common stock that they owned (the “Split-Off”), with 10,000,000 shares of its common stock held by persons who acquired such shares prior to the Share Exchange remaining outstanding.  These 10,000,000 shares constitute the Company’s “public float” and are its only shares of registered common stock and accordingly are its only shares available for resale without further registration or under an applicable exemption from registration.

On December 23, 2011, the Company issued 25,000 shares of common stock for investor relations services at a price per share of $.80 for total expense of $20,000.

On January 2, 2012, the Company issued 41,667 shares of common stock for advisory services at a price per share of $.90 for total expense of $37,500.

On February 28, 2012, the Registrant acquired Inedible, a developer of mobile apps and related mobile app technologies whose principal asset was a customer list. While the acquisition of Inedible was structured as a purchase of an entity, the Registrant did not acquire any ongoing business operations and the purpose of the transaction was to acquire Inedible’s customer list as a conduit to Apple for future potential. As a result, Inedible became a wholly owned subsidiary of the Registrant. The purchase consideration paid was 442,542 shares of common stock of the Company to the sellers, half of which are being held in escrow for one year to secure against any claims of indemnification. The Company accounted for the value under ASC 805-50-30-2, Business Combinations whereby if the consideration is not in the form of cash, the measurement is based on either the cost which shall be measured based on the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and thus more reliably measurable. The fair value of the shares issued amounted to $221,272, which was allocated between intangible assets – customer base for $144,000, and $77,272 to prepaid consulting fees.

On March 28, 2012, the Company issued to an accredited investor 3,000,000 shares of common stock and a warrant to purchase 1,000,000 shares of common stock for an aggregate purchase price of $1,500,000. The warrant has a three year term and may be exercised at an exercise price of $0.90 per share, subject to adjustment in the case of stock splits, distributions, reorganizations, recapitalizations and the like, and may be exercised on a cashless basis under certain circumstances. The warrant contains full ratchet anti-dilution protection in the case of a share issuance for consideration less than the then exercise price of the warrant, subject to customary exceptions.

On May 22, 2012 the Company entered into a consulting agreement for advisory services and agreed to issue up to 200,000 restricted shares of common stock in two tranches of 100,000 shares each. The issuance of these shares is being made under the Company’s 2011 Equity Incentive Plan. The first tranche of 100,000 shares vests on November 30, 2012, and were valued at the market price on the date of the agreement. The expense for these shares is being amortized over a six month period with a total expense of $30,000. The Company has the option to terminate the agreement after six months and if the agreement is not terminated, the second tranche of 100,000 shares shall become issuable in December 2012, vests over a six month period, and shall be valued at the market price upon issuance.

On June 28, 2012 the Company granted a 10 year option to purchase 500 shares of common stock to a consultant at an exercise price of $0.30 per share under our 2011 Equity Incentive Plan.

On July 6, 2012 options to purchase 7,500 shares of common stock were exercised for a total exercise price of price of $1,875. The options were issued under our 2011 Equity Incentive Plan.

On September 25, 2012 the Company issued under its 2011 Equity Incentive Plan 10,000 shares of common stock for advisory services at a price per share of $0.23 for total expense of $2,300.

As of September 30, 2012, the Company has 43,532,309 shares of common stock issued and outstanding.

Warrants

The Company has warrants outstanding to purchase 1,000,000 shares of common stock at $0.90 per share as of September 30, 2012, and no warrants were outstanding at December 31, 2011. The warrants are subject to full ratchet anti-dilution protection if the Company sells shares or share equivalents at less than the $0.90 exercise price.  The warrants issued in this financing arrangement did not meet conditions for equity classification and are required to be carried as a derivative liability, at fair value.  Management estimates the fair value of the warrants on the inception date, and subsequently at each reporting period, using the Lattice option-pricing model, adjusted for dilution, because that technique embodies all assumptions (including volatility, expected terms, dilution and risk free rates) that are necessary to determine the fair value of freestanding warrants. This valuation resulted in a derivative liability on the balance sheet in the amount of $53,612 at September 30, 2012. Significant inputs in calculating this valuation using the Lattice option-pricing model are as follows:

September 30, 2012

Expected volatility	84%

Expected term	2.5 Years

Risk-free interest rate	0.51%

Expected dividend yield	0%

Share-Based Compensation and Options Issued to Consultants

2011 Equity Incentive Plan

The board of directors adopted the 2011 Equity Incentive Plan, as amended, (the “Plan”) of MEDL Mobile Holdings, Inc. (Nevada) that provided for the issuance of a maximum of 10,000,000 shares of common stock.   As of September 30, 2012, there were options to purchase 5,200,250 shares outstanding under the plan. Of this amount, there are vested options exercisable into 3,696,249 shares of common stock of which options exercisable for 2,319,249 shares of common stock have been issued to employees and options exercisable for 1,377,000 shares of common stock have been issued to non-employees. As of September 30, 2012, the Company had approximately 4,799,750 shares reserved for future grant under its Plan and there were 13,100 shares exercised during the nine months ended September 30, 2012.

The Company generally grants stock options to employees and directors at exercise prices equal to the fair market value of the Company's stock at the dates of grant. Stock options are typically granted throughout the year and generally vest over five years of service thereafter and expire ten years from the date of the award, unless otherwise specified. The Company recognizes compensation expense for the fair value of the stock options over the requisite service period for each stock option award.

Total share-based compensation expense included in the consolidated statements of operations for the nine months ended September 30, 2012 and September 30, 2011 was $161,807 and $28,710, respectively. For the nine months ended September 30, 2012, compensation expense included in selling, general and administration is $108,274. Compensation expense included in cost of goods sold is $53,533.

There was no capitalized share-based compensation cost as of September 30, 2012 and there were no recognized tax benefits during the nine months ended September 30, 2012 or June 30, 2011.

Share-Based Compensation and Options Issued to Consultants

Option activity for the nine months ended September 30, 2012 was as follows:

		Weighted Average	Weighted Average
		Exercise	Remaining	Aggregate
		Price	Contractual	Intrinsic
	Options	($)	Life (Yrs.)	Value ($)

Options outstanding at December 31, 2011	4,892,000	0.28	9.49	3,477,380
Granted	1,360,000	0.52	9.65	—
Exercised	(13,100)	0.25	8.73	1,515
Forfeited or cancelled	(1,038,650)	0.28 to 0.40	8.73	—
Expired
Options outstanding at September 30, 2012	5,200,250	0.31	8.89	—
Options expected to vest in the future at September 30, 2012	1,504,001	0.43	9.29	—
Options exercisable at September 30, 2012	3,696,249	0.26	8.73	—
Options vested, exercisable and options expected to vest at September 30, 2012	5,200,250	0.31	8.89	—

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of our common stock for those awards that have an exercise price currently below the closing price.

Unvested share activity for the nine months ended September 30, 2012 was as follows:

	Unvested	Weighted
	Number of	Average Grant
	Options	Fair Value
Unvested balance at December 31, 2011	1,980,416
Granted	1,015,000	0.52
Vested	(599,206)	0.17
Cancelled	(375,000)	0
Forfeited	(517,209)	0.38
Unvested balance at September 30, 2012	1,504,001	0.39

At September 30, 2012, there was $541,451 of unrecognized share-based compensation expense related to unvested employee share options with a weighted average remaining recognition period of 2.99 years.

Subsequent Events	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

On November 2, 2012, the Company formed Hang With, Inc.. (“Hang With”) a Nevada corporation with 10,000,000 authorized shares of common stock with a par value of $0.001 per share.

Summary Of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of all of the entities that make up the Company.  All significant inter-company balances and transactions have been eliminated.

Reclassification

Reclassification

The Company has made certain reclassifications to conform to prior periods’ data to the current presentation.  These reclassifications had no effect on reported assets, liabilities or results of operations.

Basis of Accounting

Basis of Accounting

The accompanying unaudited interim financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the United States Securities and Exchange Commission for interim financial information. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, stockholders’ equity or cash flows. It is management's opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation.

The results of operations for the three and nine months ended September 30, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012. The accompanying statements should be read in conjunction with the more detailed financial statements, and the related footnotes thereto, included in the Company’s Annual Report on Form 10-K filed with the SEC on March 30, 2012.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  On an on-going basis, the Company evaluates its estimates, including, but not limited to, those related to investment tax credits, bad debts, income taxes and contingencies. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents.  The Company maintains cash and cash equivalent balances at one financial institution that is insured by the Federal Deposit Insurance Corporation.  Any amounts of cash in financial institutions over FDIC insured limits, exposes the Company to cash concentration risk.

Revenue Recognition

Revenue Recognition

The Company’s main source of revenue is from the development of custom applications or “Apps” for customers. The Company uses a hybrid method for recognizing revenue that includes elements from both ASC 985-605, Software Revenue Recognition and ASC 605-35, Construction-Type and Production-Type Contracts.

The Company recognizes revenues in accordance with ASC 985-605 when persuasive evidence of an agreement exists, delivery of the software has occurred, the fee is fixed or determinable, and collectability is probable. Nonrecurring revenues related to perpetual license sale with multiple elements are recognized in accordance with the guidance on software revenue recognition.

When the arrangement with a customer includes significant production, modification, or customization of the software, the Company recognizes the related revenue using the percentage-of-completion method in accordance with the accounting guidance and certain production-type contracts contained in ASC 605-35.  The Company uses the percentage of completion method provided all of the following conditions exist:

•	the contract includes provisions that clearly specify the enforceable rights regarding goods or services to be provided and received by the parties, the consideration to be exchanged and the manner and terms of settlement;

•	the customer can be expected to satisfy its obligations under the contract;

•	the Company can be expected to perform its contractual obligations; and

•	reliable estimates of progress towards completion can be made.

The Company measures completion based on achieving milestones detailed in the agreements with the customers. Costs of providing services, including services accounted for in accordance with ASC 605-35, are expensed as incurred.

The following is an example of how revenue is recognized involving an arrangement with a customer that includes significant production, modification, or customization of the software: a typical project will require between 50-100 working days from beginning to end.  On average 25-50 cumulative working days are expended prior to the start of development and this work typically includes, design, storyboards, and architecture. Prior to developing the App, hard costs are incurred as a number of variables are taken into account for preparation.  Those often include the following:

•	understanding the client's business situation and environment, including their competitive landscape;

•	researching and establishing the goals of the App;

•	understanding and researching the target and potential App use cases;

•	developing a monetization strategy;

•	determining functionality and articulating the functionality through a storyboard and functional specification document; and

•	determining the resources and timeline needed to complete the final work product.

Therefore, since significant work has been undertaken by the Company, the Company typically receives a non-refundable payment of up to fifty percent (50%) of the proposed project contract at the time that the contract is signed or soon thereafter. The revenue is recognized at this point in time. Another twenty five percent (25%) of the contract is typically billable per stated terms of the contract and revenue is recognized at that time, typically upon release of beta version of the App. Upon completion of the App to the client typically the remaining twenty five percent (25%) is billed to the client and recognized as revenue to the Company.

The Company also generates revenue from the sale of Apps through the Apple store and other App marketplaces. This revenue is recognized in the period the App is sold to the end user on an accrual basis.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at the amounts management expects to collect from outstanding balances.  Management provides for probable uncollectible amounts through a charge to earnings and a credit to a valuation allowance based on its assessment of the current status of individual accounts.  Balances outstanding after management has used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to trade accounts receivable.  Management has determined that the allowance for doubtful accounts at September 30, 2012 and December 31, 2011 is $91,054 and $108,000, respectively.

Accounts receivable will generally be due within 30 to 90 days and collateral is not required.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company follows ASC 740 rules governing uncertain tax positions, which provides guidance for recognition and measurement. This prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognization, classification and disclosure of these uncertain tax positions.

Uncertainty in Income Taxes

Uncertainty in Income Taxes

Under ASC 740-10-25 recognition and measurement of uncertain income tax positions is required using a “more-likely-than-not" approach.  Management evaluates its tax positions on an annual basis and has determined that as of September 30, 2012 no additional accrual for income taxes is necessary.

Research and Development	Research and Development The Company incurs costs on activities that relate to research and development of new technology and products. Research and development costs are expensed as incurred.
Property and equipment

Property and equipment

Property and equipment are stated at cost.  Expenditures that materially increase the life of the assets are capitalized.  Ordinary maintenance and repairs are charged to expense as incurred.  When assets are sold or otherwise disposed of, the cost and the related accumulated depreciation and amortization are removed from the accounts and any realized gain or loss is recognized at that time.

Depreciation is computed primarily on the straight line method for financial statement purposes over the following estimated useful lives:

Computer equipment	3-5 years

Furniture and fixtures	3-5 years

Intangible Assets

Intangible Assets

Intangible assets are stated at cost. Expenditures of costs incurred to renew or extend the term of a recognized intangible asset and materially extend the useful life are capitalized. When assets are sold or otherwise written off due to asset impairment, the cost and the related accumulated amortization are removed from the accounts and any realized gain or loss is recognized at that time.

Amortization is computed primarily on the straight line method for financial statement purposes over the estimated useful life. Estimated useful lives will vary based on the nature of the intangible asset.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company adopted ASC 820, Fair Value Measurements and Disclosures, for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing US GAAP that requires the use of fair value measurements which establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities

Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The carrying amounts reported in the balance sheet for cash, accounts payable, and accrued liabilities approximate their estimated fair market value based on the short-term maturity of this instrument.

In addition, FASB ASC 825-10-25, Fair Value Option was effective for January 1, 2008. ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.

The following table presents a reconciliation of the derivative liability measured at fair value on a recurring basis using significant unobservable input (Level 3) from January 1, 2012 to September 30, 2012:

Conversion feature derivative liability
Balance January 1, 2012	$—
Recognition of derivative liability	501,588
Balance March 31, 2012	501,588
Change in fair value	(447,976)
Balance September 30, 2012	$53,612

Earnings (Loss) Per Share of Common Stock

Earnings (Loss) Per Share of Common Stock

Basic net earnings (loss) per common share is computed using the weighted average number of common shares outstanding. Diluted earnings per share ("EPS") include additional dilution from common stock equivalents, such as stock issuable pursuant to the exercise of stock options and warrants. Common stock equivalents were not included in the computation of diluted earnings per share on the consolidated statement of operations for the three and nine month periods ended September 30, 2012 due to the fact that the Company reported a net loss and to do so would be anti-dilutive for that period presented.

The following is a reconciliation of the computation for basic and diluted EPS:

(Loss) Per Share of Common Stock

	For the three months ended September 30, 2012	For the three months ended September 30, 2011	For the nine months ended September 30, 2012	For the nine months ended September 30, 2011
Net loss	$(700,040)	$(275,967)	$(1,973,235)	$(483,906)
Weighted-average common shares
Outstanding (Basic)	43,520,923	40,000,000	42,455,871	19,222,934

Weighted-average common stock
Equivalents
Stock options	—	—	—	2,644,172

Weighted-average commons shares
Outstanding (Diluted)	43,520,923	40,000,000	42,455,871	21,867,106

NET (LOSS) PER COMMON SHARE
Basic and Diluted	$(0.02)	$(0.01)	$(0.05)	$(0.02)

Diluted net loss per share reflects the potential dilution that could occur if the securities or other contracts to issue common stock were exercised or converted into common stock.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

In accordance with ASC 350-30-65 (formerly SFAS 142, Goodwill and Other Intangible Assets ), the Company assesses the impairment of identifiable intangibles whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Intangible assets were comprised of website assets. Factors the Company considers to be important which could trigger an impairment review include the following:

1.	Significant underperformance relative to expected historical or projected future operating results;

2.	Significant changes in the manner of use of the acquired assets or the strategy for the overall business; and

3.	Significant negative industry or economic trends.

When the Company determines that the carrying value of intangibles may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows. The Company did not consider it necessary to record any impairment charges during the period ended September 30, 2012.

Stock Based Compensation

Stock Based Compensation

The Company applies ASC 718-10 and ASC 505-50 (formerly SFAS 123R) in accounting for stock options issued to employees. The amount of compensation cost for share-based payments is measured based upon the fair value on the grant date of the equity instruments issued.  For stock options issued to non-employees, the Company applies the same standard.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Accounting standards that have been issued or proposed by the FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.

Summary Of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of Derivative Liability

The following table presents a reconciliation of the derivative liability measured at fair value on a recurring basis using significant unobservable input (Level 3) from January 1, 2012 to September 30, 2012:

Conversion feature derivative liability
Balance January 1, 2012	$—
Recognition of derivative liability	501,588
Balance March 31, 2012	501,588
Change in fair value	(447,976)
Balance September 30, 2012	$53,612

Schedule of Earnings per share

(Loss) Per Share of Common Stock

	For the three months ended September 30, 2012	For the three months ended September 30, 2011	For the nine months ended September 30, 2012	For the nine months ended September 30, 2011
Net loss	$(700,040)	$(275,967)	$(1,973,235)	$(483,906)
Weighted-average common shares
Outstanding (Basic)	43,520,923	40,000,000	42,455,871	19,222,934

Weighted-average common stock
Equivalents
Stock options	—	—	—	2,644,172

Weighted-average commons shares
Outstanding (Diluted)	43,520,923	40,000,000	42,455,871	21,867,106

NET (LOSS) PER COMMON SHARE
Basic and Diluted	$(0.02)	$(0.01)	$(0.05)	$(0.02)

PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2012
Property And Equipment Tables
Schedule of Fixed assets

PROPERTY AND EQUIPMENT

	Estimated Useful Lives (Years)	September 30, 2012	December 31, 2011
Computer Equipment	3-5	$119,339	$72,124
Furniture and fixtures	3-5	15,144	8,453
Leasehold Improvements	3-5	23,618	—
		158,101	80,577

Less: accumulated depreciation		(45,677)	(16,580)
Fixed assets, net		$112,424	$63,997

INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2012
Intangible Assets Tables
Schedule of Intangible assets

Intangible assets as of September 30, 2012 (unaudited) and December 31, 2011 were as follows:

	Estimated Useful Life (Years)	September 30, 2012	December 31, 2011
Intangible asset - customer base	4	$144,000	$—

Less: accumulated amortization		(21,000)	—
Intangible asset - customer base, net of amortization		$123,000	$—

PROVISION FOR INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2012
Provision For Income Taxes Tables
Schedule of Deferred tax assets

As of September 30, 2012
Deferred tax assets:
Net Operating Loss	$(1,973,235)
tax rate	34%
Deferred Tax assets(liabilites) 2012	$615,886
Deferred Tax assets(liabilites) 2011	$367,420
Total Deferred tax assets	$983,306
Less Valuation allowance	$(983,306)
Net Deferred tax assets	$—

Schedule of Reconciliation of the differences between the statutory tax rate and the effective tax rate

Reconciliation of the differences between the statutory tax rate and the effective tax rate is:

As of September 30, 2012
Federal statutory tax rate	34%
Effective Tax Rate	34%
Valuation Allowance	-34%
Net Effective Tax Rate	0%

COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2012
Commitments And Contingencies Tables
Schedule of Aggregate future minimum payments	At September 30, 2012, aggregate future minimum payments under these leases, is as follows:
Total
2012	$177,361
2013	152,368
2014	155,994
2015	33,379
$519,102

STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders Equity Deficit Tables
Schedule of valuation techniques warrants
September 30, 2012

Expected volatility	84%

Expected term	2.5 Years

Risk-free interest rate	0.51%

Expected dividend yield	0%

Schedule of option activity

Option activity for the nine months ended September 30, 2012 was as follows:

		Weighted Average	Weighted Average
		Exercise	Remaining	Aggregate
		Price	Contractual	Intrinsic
	Options	($)	Life (Yrs.)	Value ($)

Options outstanding at December 31, 2011	4,892,000	0.28	9.49	3,477,380
Granted	1,360,000	0.52	9.65	—
Exercised	(13,100)	0.25	8.73	1,515
Forfeited or cancelled	(1,038,650)	0.28 to 0.40	8.73	—
Expired
Options outstanding at September 30, 2012	5,200,250	0.31	8.89	—
Options expected to vest in the future at September 30, 2012	1,504,001	0.43	9.29	—
Options exercisable at September 30, 2012	3,696,249	0.26	8.73	—
Options vested, exercisable and options expected to vest at September 30, 2012	5,200,250	0.31	8.89	—

Schedule of unvested share activity

Unvested share activity for the nine months ended September 30, 2012 was as follows:

	Unvested	Weighted
	Number of	Average Grant
	Options	Fair Value
Unvested balance at December 31, 2011	1,980,416
Granted	1,015,000	0.52
Vested	(599,206)	0.17
Cancelled	(375,000)	0
Forfeited	(517,209)	0.38
Unvested balance at September 30, 2012	1,504,001	0.39

Summary Of Significant Accounting Policies (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Computer Equipment Minimum	Sep. 30, 2012 Computer Equipment Maximum	Sep. 30, 2012 Furniture and fixtures Minimum	Sep. 30, 2012 Furniture and fixtures Maximum
Allowance for doubtful accounts	$ 91,054	$ 108,000
Estimated Useful Lives			3 years	5 years	3 years	5 years

Summary Of Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Balance, beginning	$ 501,588
Recognition of derivative liability		501,588	53,612
Change in fair value	(477,976)		(447,976)
Balance, ending	$ 53,612	$ 501,588	$ 53,612

Summary Of Significant Accounting Policies (Details2) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Net loss	$ (700,040)	$ (275,967)	$ (1,973,235)	$ (483,906)
Weighted-average common shares Outstanding (Basic)	43,520,923	40,000,000	42,455,871	19,222,934
Weighted-average common stock equivalents stock options				2,644,172
Weighted-average common shares Outstanding (Diluted)	43,520,923	40,000,000	42,455,871	21,687,106
NET LOSS PER COMMON SHARE
Basic and Diluted	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.03)

PROPERTY AND EQUIPMENT (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Computer Equipment	Dec. 31, 2011 Computer Equipment	Sep. 30, 2012 Computer Equipment Minimum	Sep. 30, 2012 Computer Equipment Maximum	Sep. 30, 2012 Furniture and fixtures	Dec. 31, 2011 Furniture and fixtures	Sep. 30, 2012 Furniture and fixtures Minimum	Sep. 30, 2012 Furniture and fixtures Maximum	Sep. 30, 2012 Leasehold Improvements	Dec. 31, 2011 Leasehold Improvements	Sep. 30, 2012 Leasehold Improvements Minimum	Sep. 30, 2012 Leasehold Improvements Maximum
Fixed Asset, Gross	$ 158,101	$ 80,577	$ 119,339	$ 72,124			$ 15,144	$ 8,453			$ 23,618
Accumulated depreciation	(45,677)	(16,580)
Fixed Asset, Net	$ 112,424	$ 63,997
Estimated Useful Lives					3 years	5 years			3 years	5 years			3 years	5 years

PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Property And Equipment Details Narrative
Depreciation expenses	$ 29,097	$ 8,671

INTANGIBLE ASSETS (Details) (Intangible asset - customer base, USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Intangible asset - customer base
Intangible asset,Gross	$ 144,000
Less: accumulated amortization	(21,000)
Intangible asset,Net	$ 123,000
Estimated Useful Life	4 years

INTANGIBLE ASSETS (Details Narrative) (Intangible asset - customer base, USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Intangible asset - customer base
Amortization expense	$ 21,000	$ 0

PROVISION FOR INCOME TAXES (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets
Net Operating Loss	$ (700,040)	$ (275,967)	$ (1,973,235)	$ (483,906)
Tax Rate (in percent)			34.00%
Deferred tax assets	615,886	367,420	615,886	367,420
Total deferred tax assets	983,306		983,306
Less Valuation allowance	(983,306)		(983,306)
Net deferred tax assets

PROVISION FOR INCOME TAXES (Details1)	9 Months Ended
Sep. 30, 2012
Provision For Income Taxes Details1
Federal statutory tax rate	34.00%
Effective Tax Rate	34.00%
Valuation Allowance	(34.00%)
Net Effective Tax Rate	0.00%

PROVISION FOR INCOME TAXES (Details Narrative) (USD $)	9 Months Ended
Sep. 30, 2012
Provision For Income Taxes Details Narrative
Net operating loss carry forward	$ 2,892,075
Expiration dates	2032

RELATED PARTY TRANSACTIONS (Details Narrative) (First non-cancelable lease agreements for office space (Enterprise in which CEO and Family are shareholders))	Sep. 30, 2012 sqft
First non-cancelable lease agreements for office space (Enterprise in which CEO and Family are shareholders)
Sub-lease area	4,500

COMMITMENTS AND CONTINGENCIES - Lease (Details Narrative)	9 Months Ended
Sep. 30, 2012 sqft
Number of non-cancelable lease agreements	3
First non-cancelable lease agreements for office space (Enterprise in which CEO and Family are shareholders)
Sub-lease area	4,500
Description of sublease location	18475 Bandilier Circle, unit A, Fountain Valley, CA.��
Sub-lease term period	4 years 11 months [1]
Second non-cancelable lease agreements
Sub-lease area	4,786
Description of sublease location	18350 Mt. Langley Street, Fountain Valley, CA.
Sub-lease term period	1 year 7 months [2]
Third non-cancelable lease agreements
Sub-lease area	6,034
Description of sublease location	18475 Bandilier Circle, unit B, Fountain Valley, CA.
Sub-lease term period	3 years 7 months [3]

[1]	January 1, 2011 and ends at November 30, 2015.
[2]	September 1, 2011 and ends at February 28, 2013.
[3]	May 1, 2012 and ends at November 30, 2015.

COMMITMENTS AND CONTINGENCIES - Lease (Details) (USD $)	Sep. 30, 2012
Aggregate future minimum payments under these leases
2012	$ 177,361
2013	152,368
2014	155,994
2015	33,379
Total	$ 519,102

STOCKHOLDERS' EQUITY (DEFICIT) - Preferred Stock (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Stockholders Equity Deficit - Preferred Stock Details Narrative
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001

STOCKHOLDERS' EQUITY (DEFICIT) - Common Stock (Details Narrative) (USD $)	0 Months Ended					9 Months Ended
	Jan. 02, 2012	Dec. 23, 2011	Jun. 23, 2011	Jun. 24, 2011	Jun. 03, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Apr. 20, 2011
Stockholders Equity Deficit - Common Stock Details Narrative
Common stock, shares authorized						500,000,000		500,000,000
Common stock, par value (in dollars per share)			$ 0.0001			$ 0.001		$ 0.001
Bridge notes issued									$ 300,000
Percentage of secured bridge notes interest rate (in percent)									5.00%
Bridge notes maturity amount									2,200,000
Authorized common stock dividend forward split					1:37.39716
Additional shares of common stock forward split issued			1:36.39716
Shares issued to shareholders of MEDL Mobile, Inc.				20,000,000
Share exchange between MEDL Mobile Holdings, Inc. and Split Co				10,000,000
Share exchange between MEDL Mobile Holdings, Inc. and Split Co (in dollars per share)				$ 0.25
Share exchange between MEDL Mobile Holdings, Inc. and Split Co				2,500,000
Accrued interest on bridge notes						2,712		2,712
Share exchange between MEDL Mobile Holdings, Inc.and MEDL Mobile, Inc. shares canceled of MEDL Mobile, Inc.							94,824,263
Issuance of common stock for investor relations services	41,667	25,000
Share Price (in dollars per share)	$ 0.9	$ 0.8							$ 0.25
Issuance of common stock for investor relations services (in dollars)	$ 37,500	$ 20,000				$ 39,800

STOCKHOLDERS' EQUITY (DEFICIT) - Common Stock (Details Narrative 1) (Inedible Software, LLC ("Inedible"), USD $)	0 Months Ended
Feb. 28, 2012
Inedible Software, LLC ("Inedible")
Business Acquisition [Line Items]
Purchase consideration paid	442,542
Fair value of purchase consideration	$ 221,272
Allocated purchase price to intangible assets - customer base	144,000
Allocated purchase price to prepaid consulting fees	$ 77,272

STOCKHOLDERS' EQUITY (DEFICIT) - Common Stock (Details Narrative 2) (USD $)	0 Months Ended
	Mar. 28, 2012	Sep. 30, 2012	Dec. 31, 2011
Stockholders Equity Deficit - Common Stock Details Narrative 2
Common stock issued to accredited investor	3,000,000
Common stock warrant purchased	1,000,000	1,000,000	0
Common stock warrant purchased (in dollars)	$ 1,500,000
Common stock warrant expiration period	3 years
Exercise price (in dollars per share)	$ 0.9	$ 0.9

STOCKHOLDERS' EQUITY (DEFICIT) - Common Stock (Details Narrative 3) (USD $)	0 Months Ended				0 Months Ended
	Sep. 25, 2012 N	May 22, 2012 N	Sep. 30, 2012	Dec. 31, 2011	Jul. 06, 2012 Stock Options	Jun. 28, 2012 Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock for advisory services	10,000	200,000
Number of common stock tranches	1	2
Issuance of common stock for advisory services in first tranche	10,000	100,000
First tranche, Vesting date		2012-11-30
First tranche, Amortized expensesd period		6 months
First tranche, Compensation expense	$ 2,300	$ 30,000
First tranche, Expiration period		6 months
Second tranche shares issuing date		Dec 31, 2012
Issuance of common stock for advisory services in second tranche		100,000
Second tranche, Vesting period (From issuing date)		6 months
Options issued for service						500
Term of options						10 years
Exercise price of options						$ 0.3
Awards exercised					7,500
Proceeds of award exercise					$ 1,875
Common stock, issued			43,532,309	40,025,000
Common stock, outstanding			43,532,309	40,025,000

STOCKHOLDERS' EQUITY (DEFICIT) - Warrants (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Mar. 28, 2012	Dec. 31, 2011
Stockholders Equity Deficit - Warrants Details Narrative
Number of outstanding securities called by warrants (in shares)	1,000,000			1,000,000	0
Exercise price (in dollars per share)	$ 0.9			$ 0.9
Derivative liability	$ 53,612	$ 501,588	$ 501,588
Method used	Lattice option-pricing model, adjusted for dilution

STOCKHOLDERS' EQUITY (DEFICIT) - Warrants (Details)	9 Months Ended
Sep. 30, 2012
Stockholders Equity Deficit - Warrants Details
Expected volatility	84.00%
Expected term	2 years 6 months
Risk-free interest rate	0.51%
Expected dividend yield	0.00%

STOCKHOLDERS' EQUITY (DEFICIT) - 2011 Equity Incentive Plan (Details Narrative) (2011 Equity Incentive Plan, USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum common stock issuance	10,000,000
Number of common stock option outstanding	5,200,250		4,892,000
Numbers of vested options exercisble of common shares	3,696,249
Numbers of vested options exercisble of common shares to employees	2,319,249
Numbers of vested options exercisble of common shares to non employees	1,377,000
Number of common shares reserved for future grant	4,799,750
Number of shares exercised	13,100
Options vesting period	5 years
Options expiration period	10 years
Total share-based compensation expense (in dollars)	$ 161,807	$ 28,710
Selling, general and administration
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense (in dollars)	108,274
Cost of goods sold
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense (in dollars)	$ 53,533

STOCKHOLDERS' EQUITY (DEFICIT) - 2011 Equity Incentive Plan (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Forfeited or cancelled	$ 0.28
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Forfeited or cancelled	$ 0.4
2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at December 31, 2011	4,892,000
Granted	1,360,000
Exercised	(13,100)
Forfeited or cancelled	(1,038,650)
Expired
Options outstanding at end	5,200,250
Options expected to vest in the future at end	1,504,001
Options exercisable at September 30, 2012	3,696,249
Options vested, exercisable and options expected to vest at September 30, 2012	5,200,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding at December 31, 2011	$ 0.28
Granted	$ 0.52
Exercised	$ 0.25
Expired
Options outstanding at September 30, 2012	$ 0.31
Options expected to vest in the future at September 30, 2012	$ 0.43
Options exercisable at September 30, 2012	$ 0.26
Options vested, exercisable and options expected to vest at September 30, 2012	$ 0.31
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term [Roll Forward]
Options outstanding at December 31, 2011	9 years 5 months 26 days
Granted	9 years 7 months 24 days
Exercised	8 years 8 months 23 days
Forfeited or cancelled	8 years 8 months 23 days
Options outstanding at September 30, 2012	8 years 11 months 20 days
Options expected to vest in the future at September 30, 2012	9 years 3 months 14 days
Options exercisable at September 30, 2012	8 years 8 months 23 days
Options vested, exercisable and options expected to vest at September 30, 2012	9 years 1 month 21 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Aggregate Intrinsic Value [Roll Forward]
Options outstanding at December 31, 2011	$ 3,477,380
Granted
Exercised	1,515
Forfeited or cancelled Expired
Options outstanding at September 30, 2012
Options expected to vest in the future at September 30, 2012
Options exercisable at September 30, 2012
Options vested, exercisable and options expected to vest at September 30, 2012

STOCKHOLDERS' EQUITY (DEFICIT) - 2011 Equity Incentive Plan (Details 1) (2011 Equity Incentive Plan, USD $)	9 Months Ended
Sep. 30, 2012
2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Unvested balance at December 31, 2001	1,980,416
Granted	1,015,000
Vested	(599,206)
Cancelled	(375,000)
Forfeited	(517,209)
Unvested balance at September 30, 2012	1,504,001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Granted	$ 0.52
Vested	$ 0.17
Cancelled	$ 0
Forfeited	$ 0.38
Unvested balance at September 30, 2012	$ 0.39

STOCKHOLDERS' EQUITY (DEFICIT) - 2011 Equity Incentive Plan (Details Narrative 1) (2011 Equity Incentive Plan, USD $)	9 Months Ended
Sep. 30, 2012
2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense related to unvested employee share options	$ 541,451
Weighted average remaining recognition period	2 years 11 months 26 days

Subsequent Events (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Jun. 23, 2011	Nov. 02, 2012 Hang With Common Stock
Common stock, par value	$ 0.001	$ 0.001	$ 0.0001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000		10,000,000